CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

6. CASH AND CASH EQUIVALENTS

        Cash and cash equivalents as of December 31, 2012 and 2011 comprised the following:

	December 31,
	2012	2011
Ruble current accounts	$243,693	$300,057
Ruble deposit accounts	116,881	934,169
U.S. Dollar current accounts	41,508	321,949
U.S. Dollar deposit accounts	50,000	101,600
Euro current accounts	166,642	25,770
Euro deposit accounts	—	2,600
Hryvna current accounts	8,763	10,873
Hryvna deposit accounts	77,130	—
Uzbek som current accounts	11,960	150,547
Turkmenian manat current accounts	5,760	1,501
Armenian dram current accounts	2,457	1,616
Other	9	144

Total cash and cash equivalents	$724,803	$1,850,826